Investment Strategy	Mar. 31, 2026
Class A C I R6 [Member] | John Hancock Disciplined Global Long Short Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities that meet the fund’s value criteria, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), and real estate investment trusts (REITs). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The fund invests, both long and short, in securities issued anywhere in the world, including U.S. companies of any capitalization size.The fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the manager includes Hong Kong and Macau as emerging markets. The fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).For long positions, the fund generally invests in the equity securities of issuers the manager believes are undervalued. For short positions, the fund generally takes positions in securities the manager has identified as overvalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow. The fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The manager will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The manager examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. The manager selects securities for the fund based on an ongoing study of trends in industries and companies, earnings power and growth and other investment criteria.The fund may take both physical and synthetic long and short positions in a variety of equity and derivative instruments. The fund may hold significant synthetic short exposures. The fund’s long and short exposures will primarily be maintained on individual securities. With a physical short position, the fund sells a security that it does not own that must be returned later to meet its settlement obligations. Derivative instruments in which the fund may take long and short positions include futures and forwards, such as equity index futures and foreign currency forward contracts; swaps, such as total return swaps; and call and put options. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. Derivative instruments may magnify the fund’s gains and losses. The fund’s portfolio is rebalanced regularly. The manager assesses each investment’s changing characteristics relative to its contribution to portfolio risk. The manager will sell an investment or close out a position that it believes no longer offers an appropriate return-to-risk trade-off. Under normal circumstances, the manager expects to maintain long and short positions so that the fund’s portfolio is approximately between 30% and 70% net long.The manager will sell an investment or close out a position when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the manager constantly monitors and adjusts as appropriate.To meet margin requirements, redemptions or pending investments, the fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.The fund may invest from time to time a significant portion of its assets in smaller issuers (generally defined as issuers with a market capitalization equal to or less than $10 billion) which are more volatile and less liquid than investments in issuers with larger market capitalizations.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For long positions, the fund generally invests in the equity securities of issuers the manager believes are undervalued. For short positions, the fund generally takes positions in securities the manager has identified as overvalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities that meet the fund’s value criteria, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), and real estate investment trusts (REITs).
Class A C I R6 [Member] | John Hancock Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized growth companies with significant capital appreciation potential.For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($903.91 million to $110.43 billion as of March 31, 2026) or the S&P Mid Cap 400 Index ($1.66 billion to $27.96 billion as of March 31, 2026).The manager defines growth companies as those companies that are included within the Russell Midcap Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell Midcap Index.The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($903.91 million to $110.43 billion as of March 31, 2026) or the S&P Mid Cap 400 Index ($1.66 billion to $27.96 billion as of March 31, 2026).The manager defines growth companies as those companies that are included within the Russell Midcap Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell Midcap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized growth companies with significant capital appreciation potential.
Class A C R6 [Member] | John Hancock Fundamental Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Class A C R6 [Member] | John Hancock Global Climate Action Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets). The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed market country.Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.Over time, an issuer’s status with respect to the relevant criteria (i.e., (i) the exclusionary framework; and (ii) the manager’s climate leader determination process) may change, and some issuers who were eligible when purchased by the fund may become ineligible. When this occurs, the manager may engage with such issuers to improve factors that lead to ineligibility within the next 90 days. The fund may divest from the issuer at any time or for any reason during or after this 90-day period.With respect to issuers that may be included in the portion of the fund’s portfolio that is outside of the 80% investment universe, the fund will still consider sustainability and/or environmental, social, governance (“ESG”) attributes of issuers when choosing whether to invest in an issuer, subject to data availability. These attributes may include, but are not limited to, an issuer’s performance on and management of certain environmental factors, such as natural resource use, social factors such as labor standards and diversity considerations, and governance factors such as board composition and business ethics.The fund may invest in any country (including emerging market countries), in any economic sector and in any currency. Depending on market conditions, the investments may be focused in one or more countries, sectors and/or currencies. The fund may invest in issuers of any market capitalization.The fund will invest in or use derivatives, such as currency forwards, for hedging purposes in a manner consistent with the investment objective of the fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets).
Class I [Member] | John Hancock Global Climate Action Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets). The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed market country.Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.Over time, an issuer’s status with respect to the relevant criteria (i.e., (i) the exclusionary framework; and (ii) the manager’s climate leader determination process) may change, and some issuers who were eligible when purchased by the fund may become ineligible. When this occurs, the manager may engage with such issuers to improve factors that lead to ineligibility within the next 90 days. The fund may divest from the issuer at any time or for any reason during or after this 90-day period.With respect to issuers that may be included in the portion of the fund’s portfolio that is outside of the 80% investment universe, the fund will still consider sustainability and/or environmental, social, governance (“ESG”) attributes of issuers when choosing whether to invest in an issuer, subject to data availability. These attributes may include, but are not limited to, an issuer’s performance on and management of certain environmental factors, such as natural resource use, social factors such as labor standards and diversity considerations, and governance factors such as board composition and business ethics.The fund may invest in any country (including emerging market countries), in any economic sector and in any currency. Depending on market conditions, the investments may be focused in one or more countries, sectors and/or currencies. The fund may invest in issuers of any market capitalization.The fund will invest in or use derivatives, such as currency forwards, for hedging purposes in a manner consistent with the investment objective of the fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets).
Class NAV [Member] | John Hancock Disciplined Global Long Short Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities that meet the fund’s value criteria, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), and real estate investment trusts (REITs). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The fund invests, both long and short, in securities issued anywhere in the world, including U.S. companies of any capitalization size.The fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the manager includes Hong Kong and Macau as emerging markets. The fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).For long positions, the fund generally invests in the equity securities of issuers the manager believes are undervalued. For short positions, the fund generally takes positions in securities the manager has identified as overvalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow. The fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The manager will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The manager examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. The manager selects securities for the fund based on an ongoing study of trends in industries and companies, earnings power and growth and other investment criteria.The fund may take both physical and synthetic long and short positions in a variety of equity and derivative instruments. The fund may hold significant synthetic short exposures. The fund’s long and short exposures will primarily be maintained on individual securities. With a physical short position, the fund sells a security that it does not own that must be returned later to meet its settlement obligations. Derivative instruments in which the fund may take long and short positions include futures and forwards, such as equity index futures and foreign currency forward contracts; swaps, such as total return swaps; and call and put options. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. Derivative instruments may magnify the fund’s gains and losses. The fund’s portfolio is rebalanced regularly. The manager assesses each investment’s changing characteristics relative to its contribution to portfolio risk. The manager will sell an investment or close out a position that it believes no longer offers an appropriate return-to-risk trade-off. Under normal circumstances, the manager expects to maintain long and short positions so that the fund’s portfolio is approximately between 30% and 70% net long.The manager will sell an investment or close out a position when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the manager constantly monitors and adjusts as appropriate.To meet margin requirements, redemptions or pending investments, the fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.The fund may invest from time to time a significant portion of its assets in smaller issuers (generally defined as issuers with a market capitalization equal to or less than $10 billion) which are more volatile and less liquid than investments in issuers with larger market capitalizations.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For long positions, the fund generally invests in the equity securities of issuers the manager believes are undervalued. For short positions, the fund generally takes positions in securities the manager has identified as overvalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities that meet the fund’s value criteria, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), and real estate investment trusts (REITs).
Class NAV [Member] | John Hancock Fundamental Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Class NAV [Member] | John Hancock Global Climate Action Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets). The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed market country.Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.Over time, an issuer’s status with respect to the relevant criteria (i.e., (i) the exclusionary framework; and (ii) the manager’s climate leader determination process) may change, and some issuers who were eligible when purchased by the fund may become ineligible. When this occurs, the manager may engage with such issuers to improve factors that lead to ineligibility within the next 90 days. The fund may divest from the issuer at any time or for any reason during or after this 90-day period.With respect to issuers that may be included in the portion of the fund’s portfolio that is outside of the 80% investment universe, the fund will still consider sustainability and/or environmental, social, governance (“ESG”) attributes of issuers when choosing whether to invest in an issuer, subject to data availability. These attributes may include, but are not limited to, an issuer’s performance on and management of certain environmental factors, such as natural resource use, social factors such as labor standards and diversity considerations, and governance factors such as board composition and business ethics.The fund may invest in any country (including emerging market countries), in any economic sector and in any currency. Depending on market conditions, the investments may be focused in one or more countries, sectors and/or currencies. The fund may invest in issuers of any market capitalization.The fund will invest in or use derivatives, such as currency forwards, for hedging purposes in a manner consistent with the investment objective of the fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.First Step: Exclusionary FrameworkFirst, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:(a)is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or(b)derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or(c)derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or (d)derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production. With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or revenues derived there from.The exclusionary framework is subject to change and may be updated from time to time based on changes to third-party data provider(s)’ methodologies for quantifying and/or assessing sustainability and ESG-related metrics of each issuer, in addition to the availability of this data.Second Step: Investment SelectionSecond, from the universe of potential issuers remaining after the application of the exclusionary screen, or where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:(a)have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or(b)have a relative carbon intensity that is within the lowest 35% of their given industry; or(c)derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency, green buildings, pollution prevention, and sustainable water. Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered “science-based” if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.Finally, in selecting the fund’s investments from, but not limited to, the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets).
Class NAV [Member] | John Hancock Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized growth companies with significant capital appreciation potential.For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($903.91 million to $110.43 billion as of March 31, 2026) or the S&P Mid Cap 400 Index ($1.66 billion to $27.96 billion as of March 31, 2026).The manager defines growth companies as those companies that are included within the Russell Midcap Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell Midcap Index.The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($903.91 million to $110.43 billion as of March 31, 2026) or the S&P Mid Cap 400 Index ($1.66 billion to $27.96 billion as of March 31, 2026).The manager defines growth companies as those companies that are included within the Russell Midcap Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell Midcap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized growth companies with significant capital appreciation potential.
Class NAV [Member] | John Hancock Diversified Real Assets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of real asset companies worldwide.The fund seeks to achieve its investment objective by allocating its assets among the following types of real asset companies: real estate companies (real estate investment trusts (REITs) and real estate operating companies); natural resources companies (companies that primarily own, explore, mine, process or otherwise develop commodities and natural resources); infrastructure companies (publicly-listed companies in sectors such as utilities, telecommunications and industrials); master limited partnerships (MLPs) that are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources in the energy sector (up to a maximum of 25% of the fund’s net assets); and agriculture and timber companies (collectively, Real Asset Companies). Real Asset Companies may include tangible assets and investments that have the potential to perform well in periods of inflation. The securities in which the fund may invest include: common stock, depositary receipts, preferred stock, securities convertible into common stock, rights, warrants, and exchange-traded funds (ETFs).The fund may also invest in cash, cash equivalents, and derivative instruments. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. The fund may also invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds).In managing the fund, the fund’s manager determines the fund’s strategic asset allocation among general investment categories, which are executed by multiple subadvisors. The allocations may vary from time to time, and the fund may add additional investment categories. The fund concentrates its investments (invests more than 25% of its net assets) in the Real Asset Companies group of industries. Except for the foregoing concentration policy, the fund retains considerable latitude in allocating its assets. The fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fund may also invest in securities of companies worldwide. Country and regional weights are driven by bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund may invest in securities of foreign issuers, including through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).The fund may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase its transaction costs (thus lowering performance).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund seeks to achieve its investment objective by allocating its assets among the following types of real asset companies: real estate companies (real estate investment trusts (REITs) and real estate operating companies); natural resources companies (companies that primarily own, explore, mine, process or otherwise develop commodities and natural resources); infrastructure companies (publicly-listed companies in sectors such as utilities, telecommunications and industrials); master limited partnerships (MLPs) that are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources in the energy sector (up to a maximum of 25% of the fund’s net assets); and agriculture and timber companies (collectively, Real Asset Companies). Real Asset Companies may include tangible assets and investments that have the potential to perform well in periods of inflation. The securities in which the fund may invest include: common stock, depositary receipts, preferred stock, securities convertible into common stock, rights, warrants, and exchange-traded funds (ETFs).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of real asset companies worldwide.